Compensation of the Management Board and the supervisory board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Total - long-term incentives	€ 876	€ 552
Fixed compensation	409	366
Compensation to Audit Committee	185	179
Variable performance-related compensation	282	0
Attendance fees	0	7
General Partner
Related party transactions
Total - long-term incentives	1,039	714
Fixed compensation	357	330
Compensation to Audit Committee	447	384
Variable performance-related compensation	€ 235	€ 0